Deposit for asset acquisition (Details Textual) - USD ($)	1 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deposit for asset acquisition [Line Items]
Advance payments - non-current		$ 2,465,600	$ 3,707,702
Patents [Member] | Scenario, Forecast [Member]
Deposit for asset acquisition [Line Items]
Proceeds from Deposits with Other Institutions	$ 1,541,000
Payment For Utilization Of Patent [Member]
Deposit for asset acquisition [Line Items]
Advance payments - non-current		2,003,300	2,117,700
Payment For Purchase Of Equipment [Member]
Deposit for asset acquisition [Line Items]
Advance payments - non-current		$ 462,300	1,101,302
Payment For Sponsored Research And Development Project [Member]
Deposit for asset acquisition [Line Items]
Advance payments - non-current			$ 488,700